PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Total operating expenses	¥ (1,183,483)	$ (185,714)	¥ (615,958)	¥ (445,545)
Change in fair value of warrant liabilities	(29,011)	(4,552)	(61,454)	499
Share of losses from subsidiaries and consolidated VIE and VIE's subsidiaries	(596)	(94)
Loss before income taxes	(893,332)	(140,183)	(424,110)	(232,910)
Income tax expense	11,120	1,745	1,127	549
Net loss attributable to Cloopen Group Holding Limited	(903,859)	(141,835)	(425,232)	(217,139)
Accretion and modifications of Redeemable Convertible Preferred Shares	(4,878,652)		(1,139,108)	(23,341)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders			(14,729)
Net loss attributable to ordinary shareholders	(5,782,511)	$ (907,402)	(1,579,069)	(240,480)
Parent
Total operating expenses	(280,773)		(120,031)	(39,359)
Change in fair value of warrant liabilities	(29,011)		(61,465)	(134)
Share of losses from subsidiaries and consolidated VIE and VIE's subsidiaries	(594,075)		(243,736)	(177,646)
Loss before income taxes	(903,859)		(425,232)	(217,139)
Net loss attributable to Cloopen Group Holding Limited	(903,859)		(425,232)	(217,139)
Accretion and modifications of Redeemable Convertible Preferred Shares	(4,878,652)		(1,139,108)	(23,341)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders			(14,729)
Net loss attributable to ordinary shareholders	¥ (5,782,511)		¥ (1,579,069)	¥ (240,480)